Annual Fund Operating Expenses	Feb. 25, 2026
T. Rowe Price Real Assets Fund, Inc. - Investor Class
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.63%
Other Expenses (as a percentage of Assets):	0.30%
Expenses (as a percentage of Assets)	0.93%
Fee Waiver or Reimbursement	0.00%
Net Expenses (as a percentage of Assets)	0.93%
T. Rowe Price Real Assets Fund, Inc. - I Class
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.63%
Other Expenses (as a percentage of Assets):	0.04%
Expenses (as a percentage of Assets)	0.67%
Fee Waiver or Reimbursement	0.00%
Net Expenses (as a percentage of Assets)	0.67%
T. Rowe Price Real Assets Fund, Inc. - Z Class
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.63%
Other Expenses (as a percentage of Assets):	0.02%
Expenses (as a percentage of Assets)	0.65%
Fee Waiver or Reimbursement	(0.65%)	[1]
Net Expenses (as a percentage of Assets)	0.00%	[1]

[1]	T. Rowe Price Associates, Inc., has contractually agreed to waive and/or bear all the Z Class’ expenses (excluding interest; expenses related to borrowings, taxes, and brokerage; nonrecurring, extraordinary expenses; and acquired fund fees and expenses) in their entirety. T. Rowe Price Associates, Inc., expects this fee waiver and/or expense reimbursement arrangement to remain in place indefinitely, and the agreement may only be amended or terminated with approval by the fund’s Board of Directors.